INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE

The components of the provision (benefit) for income taxes for the years ended December 31, 2025, 2024 and 2023 are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Current:
Federal	-	-	-
State	4,177	3,305	16,625
Foreign	48,200	64,181	88,323
Total Current	52,377	67,486	104,948

Deferred:
Federal	-	-	-
State	-	-	-
Total Deferred	-	-	-

Income tax expense	52,377	67,486	104,948

SCHEDULE OF PROVISION AND EFFECTIVE TAX RATES

The Company’s provision for income taxes for the years ended December 31, 2025, 2024 and 2023 is based on the annual effective tax rate, plus discrete items. The following table presents the provision for income taxes and the effective tax rates for and years ended December 31, 2025, 2024 and 2023:

	December 31, 2025	December 31, 2024	December 31, 2023
Loss before income tax provision	$(7,849,400)	$(5,533,741)	$(9,222,658)
Income tax provision	52,377	67,486	104,948
Effective tax rate	-0.65%	-1.22%	-1.14%

SCHEDULE OF RECONCILIATION EFFECTIVE AND STATUTORY TAX RATE

The following is a reconciliation of the income tax at the federal statutory rate to the Company’s provision (benefit) for income taxes for the years ended December 31, 2025, 2024 and 2023:

	December 31, 2025		December 31, 2024		December 31, 2023
Income tax expense at federal statutory rate	$(1,705,257)	21.0%	$(1,130,444)	20.43%	(1,936,758)	21.0%
State and local income taxes net of federal tax benefit	(28,024)	0.35%	(37,147)	0.67%	(24,108)	0.2%
Return to provision adjustments	(123,543)	1.52%	(520,517)	9.41%	(205,230)	2.2%
Change in valuation allowance	1,113,438	-13.71%	1,640,303	-29.64%	1,952,580	-21.2%
Permanent differences	219,431	-2.70%	(436,505)	7.89%	(227,266)	2.64%
Earnings of foreign subsidiary	493,487	-6.08%	511,792	-9.25%	457,407	-4.9%
Foreign taxes	48,200	-0.59%	64,181	-1.16%	88,323	-0.9%
Other – net	34,645	-0.43%	(24,177)	0.44%	-	-
Income tax expense (benefit)	$52,377	-0.65%	$67,486	-1.22%	$104,948	-1.14%

SCHEDULE OF DEFERRED TAX ASSET

The tax effects of temporary differences and related deferred tax assets and liabilities are as follows:

	December 31, 2025	December 31, 2024
Accrued expenses	$-	$-
Fixed and intangible assets	266,963	194,581
Allowance for doubtful accounts	0	38,013
Stock Options	111,424	111,125
Warrant amortization	208,576	208,015
Net operating loss – Federal	9,793,015	8,529,484
Net operating loss – States	295,685	266,028
Deferred tax asset, gross	10,460,663	9,347,246
Less: Valuation allowance	(10,460,663)	(9,347,246)
Net deferred tax asset	$-	$-